December 12, 2013

VIA EDGAR

Mr. Vincent J, Di Stefano, Esq.

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Capitol Series Trust; Form N-1A

File Nos. 333-191495 and 811-22895

Pre-Effective Amendment No. 1

Dear Mr. Di Stefano:

Please find enclosed for filing on behalf of Capitol Series Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (“the Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules of Regulations of the Commissions thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Fund is filing the Amendment to: (1) respond to comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) by letter dated October 31, 2013 on the Trust’s initial Registration Statement on Form N-1A, as filed with the SEC on October 1, 2013 (“Initial Registration Statement”); (2) incorporate into the Prospectus required expense table and example data for each of Meritage Growth Equity Fund, Meritage Value Equity Fund, Meritage Yield-Focus Equity Fund (each a “Fund” and collectively, the “Funds”), the initial Trust series, and information regarding Meritage Portfolio Management, Inc.’s (each Fund’s investment adviser) assets under management; (3) incorporate into the Statement of Additional Information the financial statements for each Fund; (4) incorporate into the SAI information regarding the experience and qualifications of those Trustees who are not “interested persons” (as defined under the 1940 Act), the ownership of Fund shares by the Trustees and portfolio managers, other

December 12, 2013

accounts managed by the portfolio managers, and the days within which portfolio information will be released to ratings agencies under the Fund’s portfolio holdings disclosure policy; (5) update disclosures in and make certain other stylistic changes to the Registration Statement on Form N-1A; and (6) attach required exhibits. The Amendment is marked to show changes made to Initial Registration Statement. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 228-7295.

Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk

cc:	Matthew J. Miller, Capitol Series Trust